Shareholder Report, Holdings (Details)	Feb. 28, 2026
C000069523 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%	[1]
C000069523 [Member] | Alphabet Inc Cl C [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[1]
C000069523 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%	[1]
C000069523 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[1]
C000069523 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[1]
C000069523 [Member] | Hubbell Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[1]
C000069523 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[1]
C000069523 [Member] | Mastercard Inc CI A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[1]
C000069523 [Member] | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[1]
C000069523 [Member] | Meta Platforms Inc CI A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[1]
C000069523 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000069523 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000069523 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000069523 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000069523 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000069523 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000069523 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000069523 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.60%
C000069523 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000069523 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000069523 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000069524 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%	[2]
C000069524 [Member] | Alphabet Inc Cl C [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[2]
C000069524 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%	[2]
C000069524 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[2]
C000069524 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[2]
C000069524 [Member] | Hubbell Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[2]
C000069524 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[2]
C000069524 [Member] | Mastercard Inc CI A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[2]
C000069524 [Member] | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[2]
C000069524 [Member] | Meta Platforms Inc CI A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[2]
C000069524 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000069524 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000069524 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000069524 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000069524 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000069524 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000069524 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000069524 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.60%
C000069524 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000069524 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000069524 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000069525 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%	[3]
C000069525 [Member] | Alphabet Inc Cl C [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[3]
C000069525 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%	[3]
C000069525 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[3]
C000069525 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[3]
C000069525 [Member] | Hubbell Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[3]
C000069525 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[3]
C000069525 [Member] | Mastercard Inc CI A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[3]
C000069525 [Member] | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[3]
C000069525 [Member] | Meta Platforms Inc CI A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[3]
C000069525 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000069525 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000069525 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000069525 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000069525 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000069525 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000069525 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000069525 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.60%
C000069525 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000069525 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000069525 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000127666 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%	[4]
C000127666 [Member] | Alphabet Inc Cl C [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[4]
C000127666 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%	[4]
C000127666 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[4]
C000127666 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[4]
C000127666 [Member] | Hubbell Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[4]
C000127666 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[4]
C000127666 [Member] | Mastercard Inc CI A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[4]
C000127666 [Member] | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[4]
C000127666 [Member] | Meta Platforms Inc CI A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[4]
C000127666 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000127666 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000127666 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000127666 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000127666 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000127666 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000127666 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000127666 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.60%
C000127666 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000127666 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000127666 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000000108 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%	[5]
C000000108 [Member] | Alphabet Inc Cl C [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[5]
C000000108 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%	[5]
C000000108 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[5]
C000000108 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[5]
C000000108 [Member] | Hubbell Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[5]
C000000108 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[5]
C000000108 [Member] | Mastercard Inc CI A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[5]
C000000108 [Member] | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[5]
C000000108 [Member] | Meta Platforms Inc CI A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[5]
C000000108 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000000108 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000000108 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000000108 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000000108 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000000108 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000000108 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000000108 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.60%
C000000108 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000000108 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000000108 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)

[1]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[2]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[3]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[4]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[5]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.